Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information (Details Textual) $ in Millions	12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)
Customer One [Member]
Revenues	$ 13.4	$ 10.9
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk, Number of Customers	1	1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk, Percentage	18.30%	16.40%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentration Risk, Percentage	10.50%	9.80%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk, Percentage	8.20%	7.70%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | UNITED STATES
Concentration Risk, Percentage	79.00%	79.00%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | Non-US [Member]
Concentration Risk, Percentage	21.00%	21.00%